Claims revenue	12 Months Ended
Mar. 31, 2012
Claims revenue [Abstract]
Claims revenue	20. Claims revenue

	2012	2011	2010
Year ended March 31,
Claims revenue recognized	$35,211	$5,278	$4,541
Claims revenue uncollected (classified as unbilled revenue)	22,759	2,174	785